Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Intangible Assets [Line Items]
Fair value of net assets acquired	$ 12,808,197
Goodwill	15,060,197
Amortization expense	93,833
Goodwill [Member]
Intangible Assets [Line Items]
Goodwill	$ 12,808,197